Document and Entity Information	12 Months Ended
Jun. 30, 2024 shares
Document Information [Line Items]
Entity Registrant Name	noco-noco Inc.
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	170,453,431
Amendment Flag	false
Entity Central Index Key	0001964021
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Ex Transition Period	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	true
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Securities Act File Number	001-41789
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Temasek Avenue
Entity Address, Address Line Two	Centennial Tower, Level 18
Entity Address, Postal Zip Code	039190
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Document Financial Statement Error Correction [Flag]	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Auditor Name	WWC, P.C.
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of noco-noco Inc. and its subsidiaries (the “Company”) as of June 30, 2024, and the related consolidated statement of operations and comprehensive loss, changes in shareholders' deficit, and cash flows of the year ended June 30, 2024, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2024, and the results of its operations and its cash flows for the year ended June 30, 2024, in conformity with accounting principles generally accepted in the United States of America.

Business Contract
Document Information [Line Items]
Entity Address, Address Line One	3 Temasek Avenue
Entity Address, Address Line Two	Centennial Tower, Level 18
Entity Address, Postal Zip Code	039190
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Contact Personnel Name	Masataka Matsumura
City Area Code	+65
Local Phone Number	69503852
Contact Personnel Email Address	contactus@noco-noco.com
Ordinary Shares
Document Information [Line Items]
Trading Symbol	NCNCF
Title of 12(b) Security	Ordinary shares, par value US$0.0001
Warrants
Document Information [Line Items]
Trading Symbol	NCNWF
Title of 12(b) Security	Warrants, each whole warrant exercisable for one ordinary share